(Loss) Income Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Years Ended June 30,
	2022	2021	2020
Net loss	$(25,823,675)	$(8,043,113)	$(2,122,427)
Net loss from continuing operations	$(13,347,104)	$(8,226,323)	$(2,090,126)
Net (loss) income from discontinued operations	$(12,476,571)	$183,210	$(32,301)

Weighted Average Shares Outstanding-Basic and Diluted	79,385,028	10,151,051	3,322,733

Loss per share- basic and diluted	$(0.33)	$(0.79)	$(0.64)
Net loss per share from continuing operations – basic and diluted	$(0.17)	$(0.81)	$(0.63)
Net (loss) income per share from discontinued operations – basic and diluted	$(0.16)	$0.02	$(0.01)